Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
31.	SUBSEQUENT EVENTS

On December 25, 2018, the Company through its subsidiary, 21Vianet Beijing entered into a share purchase agreement to acquire 100% equity interests in Beijing Shuhai Data Technology Co., Ltd (“BJ Shuhai”) with total cash consideration of RMB100,000 (US$14,544) in installment upon achievement of certain conditions. The purpose is to establish a new data center with the acquired property. As of December 31, 2018, the transaction was not yet closed.